UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                    ----------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


    PRINCIPAL                                                                     MARKET
      VALUE                                                                       VALUE
(LOCAL CURRENCY)                          DESCRIPTION                          (US DOLLARS)
----------------  ---------------------------------------------------------   -------------
   BONDS AND NOTES + - 68.1%

                  ARGENTINA - 7.1%
      1,160,000   Banco Hipotecario SA (USD), 9.75%, 4/27/16 ..............   $   1,175,915
      5,277,490   Central Bank of Argentina (ARS), 2.00%, 2/04/18 ++ ......       2,547,138
      3,890,000   Province of Buenos Aires (USD), 2.00%, 5/15/35 ++ .......       1,710,044
      8,400,000   Republic of Argentina (USD), Zero coupon--, 12/15/35 ....         823,200
      1,791,117   Republic of Argentina (USD), 8.28%, 12/31/33 ............       1,723,950
                                                                              -------------
                                                                                  7,980,247
                                                                              -------------
                  BRAZIL - 9.5%
      6,900,000   Brazil NTN - B Note (BRL), 6.00%, 8/15/10 ...............       4,528,345
     11,690,000   Brazil NTN - F Note (BRL), 10.00%, 1/01/12 ..............       4,581,584
      1,300,000   Federal Republic of Brazil (USD), 11.00%, 1/11/12 .......       1,593,540
                                                                              -------------
                                                                                 10,703,469
                                                                              -------------
                  COLOMBIA - 4.9%
  7,415,000,000   Republic of Colombia (COP), 12.00%, 10/22/15 ............       3,567,239
      1,810,000   Republic of Colombia (USD), 7.38%, 1/27/17 ..............       1,874,798
                                                                              -------------
                                                                                  5,442,037
                                                                              -------------
                  DOMINICAN REPUBLIC - 2.9%
      2,970,000   Dominican Republic (USD), 8.63%, 4/20/27 ................       3,207,600
                                                                              -------------
                  EL SALVADOR - 1.4%
      1,490,000   Republic of El Salvador (USD), 7.65%, 6/15/35 ...........       1,606,220
                                                                              -------------
                  INDONESIA - 3.6%
 35,000,000,000   Indonesian Government (IDR), 12.50%, 3/15/13 ............       4,082,218
                                                                              -------------
                  IRELAND - 2.7%
     35,000,000   Dali Capital PLC (RUB), 7.00%, 4/13/09 ..................       1,326,104
     44,509,873   Red Arrow International Leasing PLC (RUB), 8.38%, 3/31/12       1,715,497
                                                                              -------------
                                                                                  3,041,601
                                                                              -------------
                  KAZAKHSTAN - 2.8%
      1,550,000   Kazkommerts International BV (USD), 8.00%, 11/03/15 .....       1,579,295
      1,550,000   TuranAlem Finance BV (USD), 8.00%, 3/24/14 ..............       1,552,218
                                                                              -------------
                                                                                  3,131,513
                                                                              -------------
                  MEXICO - 6.9%
     35,460,000   Mexican Fixed Rate Bonds (MXN), 8.00%, 12/07/23 .........       3,086,059
     31,660,000   Mexican Fixed Rate Bonds (MXN), 9.50%, 12/18/14 .........       3,096,022
      1,180,000   Pemex Project Funding Master Trust (USD), 9.50%, 9/15/27        1,599,490
                                                                              -------------
                                                                                  7,781,571
                                                                              -------------
                  PAKISTAN - 1.4%
      1,660,000   Islamic Republic of Pakistan (USD), 7.88%, 3/31/36 ......       1,608,837
                                                                              -------------
                  PERU - 3.6%
      6,040,000   Peru Bono Soberano (PEN), 7.84%, 8/12/20 ................       2,047,542
      1,630,000   Republic of Peru (USD), 8.75%, 11/21/33 .................       2,007,671
                                                                              -------------
                                                                                  4,055,213
                                                                              -------------
                  PHILIPPINES - 2.1%
      2,200,000   Republic of Philippines (USD), 8.25%, 1/15/14 ...........       2,392,280
                                                                              -------------

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

    PRINCIPAL                                                                     MARKET
      VALUE                                                                       VALUE
(LOCAL CURRENCY)                          DESCRIPTION                          (US DOLLARS)
----------------  ---------------------------------------------------------   -------------
   BONDS AND NOTES + - CONTINUED

                  RUSSIA - 4.1%
      1,400,000   Alfa MTN Issuance Ltd. (USD), 7.88%, 10/10/09 ...........   $   1,400,000
      1,950,000   Evraz Group SA (USD), 8.25%, 11/10/15 ...................       1,962,338
      1,200,000   Russian Standard Bank (USD), 8.63%, 5/05/11 .............       1,200,000
                                                                              -------------
                                                                                  4,562,338
                                                                              -------------
                  TURKEY - 5.1%
      1,500,000   Republic of Turkey (USD), 8.00%, 2/14/34 ................       1,556,925
      7,450,000   Turkey, Government of (TRY), 14.00%, 1/19/11 ............       4,168,950
                                                                              -------------
                                                                                  5,725,875
                                                                              -------------
                  UNITED KINGDOM - 1.8%
      2,000,000   EX-IM Bank of Ukraine (USD), 7.65%, 9/07/11 .............       2,003,900
                                                                              -------------
                  URUGUAY - 3.6%
      2,370,000   Oriental Republic of Uruguay (USD), 7.63%, 3/21/36 ......       2,388,605
     37,710,000   Oriental Republic of Uruguay (UYU), 5.00%, 9/14/18 ......       1,626,180
                                                                              -------------
                                                                                  4,014,785
                                                                              -------------
                  VENEZUELA - 4.6%
      5,560,000   Republic of Venezuela (USD), 5.75%, 2/26/16 .............       5,114,366
                                                                              -------------
                  TOTAL BONDS AND NOTES + .................................      76,454,070
                  (Cost $77,035,780)                                          -------------

    SHARES
----------------
   COMMON STOCKS - 29.6%

                  BRAZIL - 4.3%
         20,000   Banco Bradesco SA, Sponsored ADR ........................         667,000
         66,000   Companhia Vale do Rio Doce, Sponsored ADR ...............       1,221,660
         14,000   Petroleo Brasileiro SA, ADR .............................       1,047,760
         50,000   Souza Cruz SA ...........................................         779,561
         39,000   Telecomunicacoes de Sao Paulo SA ........................         735,409
         19,000   Ultrapar Participacoes SA, Preference Shares ............         335,556
                                                                              -------------
                                                                                  4,786,946
                                                                              -------------
                  CHILE - 0.9%
         23,000   Banco Santander Chile SA, ADR ...........................       1,040,750
                                                                              -------------
                  HONG KONG - 4.8%
        180,000   China Mobile Ltd. .......................................       1,271,909
        140,000   CPL Holdings Ltd. .......................................         848,196
        300,000   Dah Sing Banking Group Ltd. .............................         641,538
      1,120,000   PetroChina Company Ltd., H Shares .......................       1,204,726
        440,000   Swire Pacific Ltd., B Shares ............................         823,449
        950,000   Zhejiang Expressway Company, Ltd., H Shares .............         630,435
                                                                              -------------
                                                                                  5,420,253
                                                                              -------------
                  HUNGARY - 0.6%
          3,000   Richter Gedeon, Sponsored GDR ...........................         621,000
                                                                              -------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                  MARKET
                                                                                   VALUE
     SHARES                               DESCRIPTION                          (US DOLLARS)
----------------  ---------------------------------------------------------   -------------
   COMMON STOCKS - CONTINUED

                  INDONESIA - 0.8%
      1,750,000   PT Unilever Indonesia Tbk ...............................   $     872,629
                                                                              -------------
                  ISRAEL - 0.6%
         19,000   Check Point Software Technologies Ltd. ** ...............         363,280
         35,000   Migros Turk TAS .........................................         351,271
                                                                              -------------
                                                                                    714,551
                                                                              -------------
                  MALAYSIA - 1.4%
         68,000   British American Tobacco Malaysia Berhad ................         788,232
        420,000   Public Bank Berhad ......................................         763,015
                                                                              -------------
                                                                                  1,551,247
                                                                              -------------
                  MEXICO - 3.2%
          9,000   Fomento Economico Mexicano SA, Sponsored ADR ............         872,460
         18,000   Grupo Aeroportuaria del Sureste SABde CV, ADR ...........         671,580
        282,000   Grupo Financiero Banorte SA de CV, O Shares .............         882,629
        133,000   Kimberly Clark de Mexico SAB de CV, A Shares ............         538,339
         18,000   Tenaris SA, ADR .........................................         636,840
                                                                              -------------
                                                                                  3,601,848
                                                                              -------------
                  PHILIPPINES - 0.8%
        810,000   Bank of Philippine Islands ..............................         944,113
                                                                              -------------
                  POLAND - 0.6%
         10,000   Bank Zachodni WBK SA ....................................         614,692
                                                                              -------------
                  RUSSIA - 0.7%
         10,000   LUKOIL, Sponsored ADR ...................................         755,000
                                                                              -------------
                  SOUTH AFRICA - 1.5%
        164,000   Edgars Consolidated Stores Ltd. .........................         631,680
        150,000   Massmart Holdings Ltd. ..................................       1,096,004
                                                                              -------------
                                                                                  1,727,684
                                                                              -------------
                  SOUTH KOREA - 3.8%
         12,500   Hyundai Motor Company Ltd., Preference Shares ...........         652,576
         65,000   Pusan Bank ..............................................         803,699
          4,500   Samsung Electronics Company, Ltd., Preference Shares ....       2,363,540
            850   Shinsegae Company, Ltd. .................................         440,159
                                                                              -------------
                                                                                  4,259,974
                                                                              -------------
                  TAIWAN - 2.9%
      1,000,000   Fubon Financial Holdings Company, Ltd. ..................         829,368
      1,140,000   Taiwan Mobile Company, Ltd. .............................       1,091,865
        720,000   Taiwan Semiconductor Manufacturing Company, Ltd. ........       1,298,708
                                                                              -------------
                                                                                  3,219,941
                                                                              -------------
                  THAILAND - 1.8%
        220,000   PTT Exploration and Production Public Company, Ltd. .....         661,786
        200,000   Siam Cement Public (The) Company, Ltd. ..................       1,362,971
                                                                              -------------
                                                                                  2,024,757
                                                                              -------------

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                  MARKET
                                                                                  VALUE
    SHARES                                DESCRIPTION                          (US DOLLARS)
----------------  ---------------------------------------------------------   -------------
   COMMON STOCKS - CONTINUED

                  TURKEY - 0.9%
        278,000   Aksigorta AS ............................................   $   1,037,108
                                                                              -------------
                  TOTAL COMMON STOCKS .....................................      33,192,493
                  (Cost $33,215,929)                                          -------------

                  TOTAL INVESTMENTS - 97.7% ...............................     109,646,563
                  (Cost $110,251,709)*

                  NET OTHER ASSETS AND LIABILITIES - 2.3% .................       2,625,784
                                                                              -------------
                  NET ASSETS - 100.0% .....................................   $ 112,272,347
                                                                              =============

--------------------------------------------------------------------------------

       * Aggregate cost for federal income tax and financial reporting purposes.

      **    Non-income producing security.

       + Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc. - the Sub-Advisor

      ++ Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2006.

     ADR   American Depository Receipt
     ARS   Argentine Peso
     BRL   Brazilian Real
     COP   Colombian Peso
     EUR   European Monetary Unit
     GDR   German Deutsche Mark
     IDR   Indonesian Rupiah
     MXN   Mexican Peso
     PEN   Peruvian New Sol
     RUB   Russian Rouble
     TRY   Turkish Lira
     USD   United States Dollar
     UYU   Uruguayan Peso

Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2006 (UNAUDITED)

                       FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                  CONTRACTS TO RECEIVE
                   -------------------------------------------------
                                                                          NET           NET
                                                                       UNREALIZED    UNREALIZED
                                                             IN       APPRECIATION  DEPRECIATION
      EXPIRATION            LOCAL            VALUE IN     EXCHANGE    OF CONTRACTS  OF CONTRACTS
         DATE             CURRENCY*         US DOLLARS   US DOLLARS    US DOLLARS    US DOLLARS
      ----------   ----------------------   ----------  ------------  ------------  ------------
      10/27/06     BRL          2,360,000   $1,078,923  $ 1,077,626    $     1,297    $      --
      10/27/06     TRY          2,250,000    1,469,205    1,462,083          7,122           --
      10/27/06     TRY          4,450,000    2,905,762    2,943,122             --      (37,360)
                                                                       -----------    ---------
                                                                       $     8,419    $ (37,360)
                                                                       ===========    =========

                     FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                CONTRACTS TO DELIVER
                   ------------------------------------------------
                                                                           NET            NET
                                                                       UNREALIZED     UNREALIZED
                                                             IN       APPRECIATION   DEPRECIATION
      EXPIRATION             LOCAL           VALUE IN     EXCHANGE    OF CONTRACTS   OF CONTRACTS
         DATE              CURRENCY*        US DOLLARS   US DOLLARS    US DOLLARS     US DOLLARS
      ----------   ----------------------   ----------  ------------  ------------   ------------
      10/27/06     BRL         14,000,000   $6,400,389  $ 6,413,193    $    12,804     $      --
      10/27/06     COP      9,900,000,000    4,118,608    4,106,180             --       (12,428)
      10/27/06     EUR            770,000      976,402      981,554          5,152            --
      10/30/06     IDR     19,500,000,000    2,106,714    2,119,381         12,667            --
      10/27/06     MXN         34,000,000    3,088,217    3,075,746             --       (12,471)
      10/27/06     TRY          6,700,000    4,374,967    4,441,498         66,531            --
                                                                       -----------     ---------
                                                                       $    97,154     $ (24,899)
                                                                       -----------     ---------
Unrealized Appreciation/(Depreciation) of Forward
  Foreign Currency Contracts                                               105,573       (62,259)
                                                                       ===========     =========
Net Unrealized Appreciation of Forward Foreign Currency Contracts      $    43,314
                                                                       ===========

* Please see page 4 for currency descriptions.


                See Notes to Quarterly Portfolio of Investments.          Page 5

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               SEPTEMBER 30, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are generally priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, and credit-linked notes as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and is in accordance with the provisions of the Investment Company Act of 1940, as amended.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Net Other Assets and Liabilities" on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               SEPTEMBER 30, 2006

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,072,713 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,677,859.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.